Share-Based Compensation (Details Textuals)	12 Months Ended
	Dec. 31, 2014 USD ($) years $ / shares shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2012 USD ($) shares
Share-Based Compensation Textuals [Abstract]
Common stock available for grant | shares	500,000
Share-based Compensation Arrangement by Share-based Payment Award, Description	2
Number of Shares Authorized | shares	900,000
Unrecognized compensation cost related to nonvested awards net of tax Total	$ 25,400,000
Unrecognized compensation cost period for recognition, years	3 years
Unrecognized compensation cost period for recognition, weighted-average, years | years	0.7
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Total intrinsic value of options exercised	$ 400,000	$ 900,000	$ 4,200,000
Maximum employee Contribution to employee stock purchase plans based on compensation, percentage	15.00%
Maximum employee Contribution to employee stock purchase plans based on compensation, amount	$ 25,000
Common stock discount under employee stock purchase plans	15.00%
Employee Stock Purchase Plans,Fair value estimation	estimated by adding the fair value of 0.15 of one share of stock to the fair value of 0.85 of an option on one share of stock
Shares purchased under the ESPP plans | shares	100,000	100,000	100,000
U.S Employees [Member]
Share-Based Compensation Textuals [Abstract]
Number of Shares Authorized | shares	300,000
Australian Employees [Member]
Share-Based Compensation Textuals [Abstract]
Number of Shares Authorized | shares	100,000
Employee Stock [Member]
Share-Based Compensation Textuals [Abstract]
Number of Shares Authorized | shares	400,000
Deferred Stock Units [Member]
Share-Based Compensation Textuals [Abstract]
Vesting period of performance units	1 year
Restricted Stock Awards [Member]
Share-Based Compensation Textuals [Abstract]
Vesting period of performance units	3 years
Restricted Stock [Member]
Share-Based Compensation Textuals [Abstract]
Total fair value of restricted stock awards granted	$ 25,500,000	$ 29,200,000	$ 44,400,000
Total fair value of restricted stock awards vested	$ 24,500,000	13,200,000	$ 19,900,000
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Textuals [Abstract]
Vesting period of performance units	5 years
Total fair value of restricted stock awards granted	$ 4,200,000	7,600,000
Total fair value of restricted stock awards vested	$ 100,000	$ 100,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.70%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	48.10%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	1.60%
Vesting Period [Domain]
Share-Based Compensation Textuals [Abstract]
Vesting period of performance units	3 years
Cliff Vest [Domain]
Share-Based Compensation Textuals [Abstract]
Vesting period of performance units	3 years
Performance unit [Member]
Share-Based Compensation Textuals [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Description	three
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.80%	0.40%	0.40%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	45.30%	47.30%	52.80%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	1.70%	1.40%	0.60%
Number of outstanding units vested | shares	10,051
Aggregate intrinsic value	$ 200,000
Conversion price per share | $ / shares	$ 119.70